UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2004

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 14, 2004

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 60
Form 13 F Information Table Value Total: 175,077

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      851     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     3781   140000 SH       SOLE                   140000
American International Group   COM              026874107      429     5993 SH       SOLE                     5993
Archstone-Smith Trust          COM              039583109     2503    91250 SH       SOLE                    91250
BP Amoco PLC - Spons ADR       COM              055622104     1500    28352 SH       SOLE                    28352
BellSouth Corp                 COM              079860102      206     8000 SH       SOLE                     8000
Berkshire Hathaway Inc - Class COM              084670207      278       89 SH       SOLE                       89
CVS Corp                       COM              126650100      411    10650 SH       SOLE                    10650
ChevronTexaco Corp             COM              166764100     5151    56300 SH       SOLE                    56300
Coca-Cola Co                   COM              191216100      941    18600 SH       SOLE                    18600
Comcast Corp-Class A           COM              20030N101     3749   124300 SH       SOLE                   124300
Computer Sciences Corp         COM              205363104     4299   105075 SH       SOLE                   105075
ConocoPhillips                 COM              20825C104     6252    87691 SH       SOLE                    87691
DNP Select Income Fund Inc.    COM              23325P104     2404   235650 SH       SOLE                   235650
Delta-Omega Technologies       COM              247782303        0    10000 SH       SOLE                    10000
DuPont E I de Nemours & Co     COM              263534109     2730    63571 SH       SOLE                    63571
Duke-Weeks Realty Corp         COM              264411505      636    21800 SH       SOLE                    21800
Emerson Electric Co            COM              291011104      253     4200 SH       SOLE                     4200
Exxon Mobil Corporation        COM              30231G102     1979    46505 SH       SOLE                    46505
Fleet Boston Financial Corp    COM              339030108        1    25189 SH       SOLE                    25189
General Electric Co            COM              369604103     4037   134797 SH       SOLE                   134797
Genuine Parts Co               COM              372460105     5479   153050 SH       SOLE                   153050
HRPT Properties Trust          COM              40426W101     4663   488250 SH       SOLE                   488250
Hecla Mining Co                COM              422704106     2927   510790 SH       SOLE                   510790
Hewlett Packard Co             COM              428236103    21023  1067163 SH       SOLE                  1067163
Hillenbrand Industries         COM              431573104     6015    89115 SH       SOLE                    89115
Home Depot, Inc                COM              437076102      369    10500 SH       SOLE                    10500
Hospitality Properties Trust   COM              44106M102      281     7200 SH       SOLE                     7200
Intel Corp                     COM              458140100     1770    68782 SH       SOLE                    68782
International Business Machine COM              459200101      523     5927 SH       SOLE                     5927
Johnson & Johnson              COM              478160104     4187    77493 SH       SOLE                    77493
KeySpan Corporation            COM              49337w100     6788   187765 SH       SOLE                   187765
Laboratory Corp of America Hol COM              50540R409      896    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      154    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      295     4000 SH       SOLE                     4000
Lincare Holdings               COM              532791100     5049   145850 SH       SOLE                   145850
Merck & Co                     COM              589331107     5902   125570 SH       SOLE                   125570
Microsoft Corp                 COM              594918104      235     9000 SH       SOLE                     9000
NSTAR                          COM              67019E107     6128   126606 SH       SOLE                   126606
New Plan Excel Realty Trust    COM              648053106     6133   273306 SH       SOLE                   273306
Newmont Mining Corp            COM              651639106     8502   227330 SH       SOLE                   227330
Northrop Grumman Corp          COM              666807102     7047    71003 SH       SOLE                    71003
Petroleum & Resources Corp     COM              716549100     2366   100448 SH       SOLE                   100448
Pfizer Inc                     COM              717081103     6404   179076 SH       SOLE                   179076
Procter & Gamble               COM              742718109     1455    13763 SH       SOLE                    13763
Proterion Corp                 COM              74370Y102       58   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     7718   179905 SH       SOLE                   179905
Schering-Plough                COM              806605101      179    10700 SH       SOLE                    10700
Sovereign Bancorp Inc          COM              845905108     6350   317825 SH       SOLE                   317825
Staples Inc                    COM              855030102      315    12250 SH       SOLE                    12250
Sun Microsystems Inc           COM              866810104       40    10296 SH       SOLE                    10296
Sunoco Inc.                    COM              86764P109      303     4824 SH       SOLE                     4824
Supervalu Inc                  COM              868536103     5902   191700 SH       SOLE                   191700
Techne Corp                    COM              878377100      391    10000 SH       SOLE                    10000
Union Pacific Corp             COM              907818108     4551    77225 SH       SOLE                    77225
Verena Minerals Holdings Inc   COM              922931100        6    42000 SH       SOLE                    42000
Wachovia Corp                  COM              929903102      285     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      824    23700 SH       SOLE                    23700
Wyeth                          COM              983024100      434    11400 SH       SOLE                    11400
Xcel Energy Inc.               COM              98389B100      739    44167 SH       SOLE                    44167